UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

Centerstone Investors Fund - Class A (CETAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.35%

How did the Fund perform during the reporting period?

For the fiscal year ended March 31, 2025 the Centerstone Investors Fund Class A shares (CETAX or the “Fund”) returned 3.08%. CETAX’s closing NAV for the period stood at $12.65. The MSCI ACWI index returned 7.15% for the same period.

Calendar year to date ended March 31, 2025 the Fund returned 7.11% while the MSCI ACWI returned -1.32%. The Funds overweight in international equity holdings coupled with less exposure to US large cap technology names like the “mag seven” stocks contributed to its outperformance for the period relative to the index. Additionally the Fund’s holding in GLD and the weakness in the US Dollar also contributed to its performance for the period versus its index.

Throughout the fiscal year, our investment strategy and underlying rationale remained unchanged.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Centerstone Investors Fund
Centerstone Investors Fund - with load
S&P 500® Index
MSCI ACWI Net
$40,000
$30,000
$20,000
$10,000
$0
$31,818
$24,236
$14,409
$13,684
05/03/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	Centerstone Investors Fund	Centerstone Investors Fund - with load	S&P 500® Index	MSCI ACWI Net
05/03/16	$10,000	$9,497	$10,000	$10,000
03/31/17	$10,677	$10,140	$11,682	$11,435
03/31/18	$11,690	$11,102	$13,317	$13,133
03/31/19	$11,661	$11,074	$14,582	$13,474
03/31/20	$9,139	$8,679	$13,564	$11,958
03/31/21	$13,963	$13,260	$21,208	$18,487
03/31/22	$13,706	$13,016	$24,526	$19,832
03/31/23	$13,344	$12,673	$22,631	$18,357
03/31/24	$13,978	$13,275	$29,393	$22,619
03/31/25	$14,409	$13,684	$31,818	$24,236

Average Annual Total Returns

	1 Year	5 Years	Since Inception (5/03/2016)
Centerstone Investors Fund
Without Load	3.08%	9.53%	4.18%
With Load	-2.08%	8.42%	3.58%
MSCI ACWI Net	7.15%	15.18%	10.45%
S&P 500® Index	8.25%	18.59%	13.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$74,550,210
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,017,756
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.7%
Exchange-Traded Funds	6.5%
Money Market Funds	19.8%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
22.6%
France
13.0%
Japan
5.5%
Canada
5.3%
Spain
4.5%
Singapore
3.2%
Switzerland
3.2%
Sweden
2.9%
Hong Kong
2.5%
Cayman Islands
2.2%
Other Countries
11.4%

Value	Value
Other Countries	11.4%
Cayman Islands	2.2%
Hong Kong	2.5%
Sweden	2.9%
Switzerland	3.2%
Singapore	3.2%
Spain	4.5%
Canada	5.3%
Japan	5.5%
France	13.0%
United States	22.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	6.0%
Banco Santander S.A.	3.0%
Credit Agricole S.A.	2.9%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Franco-Nevada Corporation	2.3%
Schneider Electric S.E.	2.2%
Eurofins Scientific	2.1%
Shimano, Inc.	2.0%
Singapore Exchange Ltd.	2.0%
FANUC Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Centerstone Investors Fund - Class A (CETAX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://centerstoneinv.com/strategies/centerstone-investors-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-CETAX

Centerstone Investors Fund - Class C (CENNX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.10%

How did the Fund perform during the reporting period?

For the fiscal year ended March 31, 2025 the Centerstone Investors Fund Class C shares (CENNX or the “Fund”) returned 2.34%. CENNX’s closing NAV for the period stood at $12.42. The MSCI ACWI index returned 7.15% for the same period.

Calendar year to date ended March 31, 2025 the Fund returned 6.98% while the MSCI ACWI returned -1.32%. The Funds overweight in international equity holdings coupled with less exposure to US large cap technology names like the “mag seven” stocks contributed to its outperformance for the period relative to the index. Additionally the Fund’s holding in GLD and the weakness in the US Dollar also contributed to its performance for the period versus its index.

Throughout the fiscal year, our investment strategy and underlying rationale remained unchanged.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Centerstone Investors Fund
MSCI ACWI Net
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$31,818
$24,236
$13,545
05/03/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	Centerstone Investors Fund	MSCI ACWI Net	S&P 500® Index
05/03/16	$10,000	$10,000	$10,000
03/31/17	$10,650	$11,435	$11,682
03/31/18	$11,581	$13,133	$13,317
03/31/19	$11,465	$13,474	$14,582
03/31/20	$8,915	$11,958	$13,564
03/31/21	$13,526	$18,487	$21,208
03/31/22	$13,168	$19,832	$24,526
03/31/23	$12,721	$18,357	$22,631
03/31/24	$13,235	$22,619	$29,393
03/31/25	$13,545	$24,236	$31,818

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 3, 2016)
Centerstone Investors Fund	2.34%	8.72%	3.46%
MSCI ACWI Net	7.15%	15.18%	10.45%
S&P 500® Index	8.25%	18.59%	13.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$74,550,210
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,017,756
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.7%
Exchange-Traded Funds	6.5%
Money Market Funds	19.8%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	11.4%
Cayman Islands	2.2%
Hong Kong	2.5%
Sweden	2.9%
Switzerland	3.2%
Singapore	3.2%
Spain	4.5%
Canada	5.3%
Japan	5.5%
France	13.0%
United States	22.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	6.0%
Banco Santander S.A.	3.0%
Credit Agricole S.A.	2.9%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Franco-Nevada Corporation	2.3%
Schneider Electric S.E.	2.2%
Eurofins Scientific	2.1%
Shimano, Inc.	2.0%
Singapore Exchange Ltd.	2.0%
FANUC Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Centerstone Investors Fund - Class C (CENNX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://centerstoneinv.com/strategies/centerstone-investors-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-CENNX

Centerstone Investors Fund - Class I (CENTX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.10%

How did the Fund perform during the reporting period?

For the fiscal year ended March 31, 2025 the Centerstone Investors Fund Class I shares (CENTX or the “Fund”) returned 3.29%. CENTX’s closing NAV for the period stood at $12.72. The MSCI ACWI index returned 7.15% for the same period.

Calendar year to date ended March 31, 2025 the Fund returned 7.25% while the MSCI ACWI returned -1.32%. The Funds overweight in international equity holdings coupled with less exposure to US large cap technology names like the “mag seven” stocks contributed to its outperformance for the period relative to the index. Additionally the Fund’s holding in GLD and the weakness in the US Dollar also contributed to its performance for the period versus its index.

Throughout the fiscal year, our investment strategy and underlying rationale remained unchanged.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Centerstone Investors Fund
MSCI ACWI Net
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$31,818
$24,236
$14,741
05/03/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	Centerstone Investors Fund	MSCI ACWI Net	S&P 500® Index
05/03/16	$10,000	$10,000	$10,000
03/31/17	$10,702	$11,435	$11,682
03/31/18	$11,753	$13,133	$13,317
03/31/19	$11,750	$13,474	$14,582
03/31/20	$9,229	$11,958	$13,564
03/31/21	$14,141	$18,487	$21,208
03/31/22	$13,917	$19,832	$24,526
03/31/23	$13,574	$18,357	$22,631
03/31/24	$14,271	$22,619	$29,393
03/31/25	$14,741	$24,236	$31,818

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 3, 2016)
Centerstone Investors Fund	3.29%	9.82%	4.45%
MSCI ACWI Net	7.15%	15.18%	10.45%
S&P 500® Index	8.25%	18.59%	13.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$74,550,210
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,017,756
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.7%
Exchange-Traded Funds	6.5%
Money Market Funds	19.8%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	11.4%
Cayman Islands	2.2%
Hong Kong	2.5%
Sweden	2.9%
Switzerland	3.2%
Singapore	3.2%
Spain	4.5%
Canada	5.3%
Japan	5.5%
France	13.0%
United States	22.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	6.0%
Banco Santander S.A.	3.0%
Credit Agricole S.A.	2.9%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Franco-Nevada Corporation	2.3%
Schneider Electric S.E.	2.2%
Eurofins Scientific	2.1%
Shimano, Inc.	2.0%
Singapore Exchange Ltd.	2.0%
FANUC Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Centerstone Investors Fund - Class I (CENTX)

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://centerstoneinv.com/strategies/centerstone-investors-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-CENTX

(b)       Not applicable

Item 2. Code of Ethics.

(a)         As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)          Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)         Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)         A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2025 - $18,000

2024 - $32,500

(b)	Audit-Related Fees

2025 - None

2024 - None

(c)	Tax Fees

2025 - $3,750

2024 - $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2025 - None

2024 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2025	2024
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2025 - $3,750

2024 - $7,500

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Centerstone Investors Fund
Class A Shares (CETAX)
Class C Shares (CENNX)
Class I Shares (CENTX)

Annual Financial Statements and
Additional Information
March 31, 2025

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.2%
	Canada - 5.3%
10,812	Franco-Nevada Corporation	$1,703,539
34,816	Quebecor, Inc., Class B(a)	878,591
28,702	TC Energy Corporation(a)	1,355,648
		3,937,778
	Cayman Islands - 2.2%
3,421	Baidu, Inc. - ADR(a),(b)	314,835
20,801	Tencent Holdings Ltd. – ADR(a)	1,327,935
		1,642,770
	Denmark - 1.2%
37,810	ISS A/S(c)	868,316

	France - 13.0%
1,654	Air Liquide S.A.(c)	314,344
17,280	BNP Paribas S.A.(c)	1,445,053
120,463	Credit Agricole S.A.(c)	2,194,492
37,580	Edenred S.E.(c)	1,221,896
4,289	Remy Cointreau S.A.(a),(c)	200,558
7,104	Schneider Electric S.E.(c)	1,640,835
14,120	Sodexo S.A.	907,420
8,742	Vinci S.A.(c)	1,102,629
107,550	Worldline S.A.(a),(b),(c)	661,095
		9,688,322
	Hong Kong - 2.4%
41,009	Hong Kong Exchanges & Clearing Ltd.(c)	1,824,337

	Ireland - 0.8%
29,604	Ryanair Holdings plc(c)	598,566

	Israel - 1.8%
242,782	ICL Group Ltd.(c)	1,378,336

	Japan - 5.5%
54,894	FANUC Corporation(c)	1,495,968
26,436	Nagaileben Company Ltd.(c)	342,650

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.2% (Continued)
	Japan - 5.5% (Continued)
10,746	Shimano, Inc.(c)	$1,509,220
39,937	Shiseido Company Ltd.(a),(c)	757,574
		4,105,412
	Luxembourg - 2.1%
29,429	Eurofins Scientific S.E.(a),(c)	1,570,694

	Mexico - 2.0%
714,211	Megacable Holdings S.A.B. de C.V.	1,493,516

	Netherlands - 1.2%
5,781	Heineken N.V.(c)	471,646
9,254	Koninklijke Vopak N.V.(a),(c)	402,261
		873,907
	Singapore - 3.2%
69,905	Oversea-Chinese Banking Corporation Ltd.(c)	895,938
151,200	Singapore Exchange Ltd.(c)	1,496,941
		2,392,879
	Spain - 4.4%
328,800	Banco Santander S.A.(c)	2,216,326
34,443	Cia de Distribucion Integral Logista Holdings S.A.(c)	1,095,261
		3,311,587
	Sweden - 3.0%
19,255	Loomis A.B.(c)	780,015
86,400	Skandinaviska Enskilda Banken A.B.(a),(c)	1,421,619
		2,201,634
	Switzerland - 3.2%
688	Barry Callebaut A.G.(a),(c)	911,392
14,400	Nestle S.A.(c)	1,455,528
		2,366,920
	United States - 16.9%
2,632	Carlisle Companies, Inc.	896,196
8,920	CarMax, Inc.(b)	695,046
7,680	Chevron Corporation	1,284,787
2,147	Corpay, Inc.(b)	748,702

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.2% (Continued)
	United States - 16.9% (Continued)
11,346	Dollar General Corporation	$997,654
10,533	Emerson Electric Company	1,154,838
30,397	Envista Holdings Corporation(b)	524,652
9,914	Henry Schein, Inc.(b)	679,010
2,142	McDonald’s Corporation	669,097
557	O’Reilly Automotive, Inc.(b)	797,947
5,154	Ross Stores, Inc.	658,630
7,357	Scotts Miracle-Gro Company (The)	403,826
6,803	Southern Copper Corporation	635,808
3,000	Tesla, Inc.(b)	777,480
9,840	Walt Disney Company (The)	971,208
669	WW Grainger, Inc.	660,858
		12,555,739

	TOTAL COMMON STOCKS (Cost $44,344,218)	50,810,713

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.0%
	United States - 6.0%
15,495	SPDR Gold Shares(b)	4,464,729

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,916,112)	4,464,729

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.2%
	COLLATERAL FOR SECURITIES LOANED – 3.0%
2,262,452	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36% (Cost $2,262,452)(d),(e)	$2,262,452

	MONEY MARKET FUNDS – 15.2%
11,358,648	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.21% (Cost $11,358,648) (d)	11,358,648

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,621,100)	13,621,100

	TOTAL INVESTMENTS – 92.4% (Cost $59,881,430)	$68,896,542
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%	5,653,668
	NET ASSETS - 100.0%	$74,550,210

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.E.	- Société Européene

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at March 31, 2025. Total loaned securities had a value of $8,649,712 at March 31, 2025.

(b)	Non-income producing security.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees and is a level 2 security.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(e)	The loaned securities were secured with short-term investment cash collateral of $2,262,452 and non cash collateral of $7,035,730. The non-cash collateral consists of U.S. treasury notes, Government National Mortgage Association agency bonds, and U.S. treasury inflation indexed bonds held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

CENTERSTONE INVESTORS
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Centerstone
Investors
Fund
Assets:
Investments in securities, at cost	$59,881,430
Investments in securities, at value #	$68,896,542
Foreign currency, at value (Cost $4,088,601)	4,102,424
Interest and dividends receivable	116,569
Receivable for securities sold	3,319,555
Receivable for fund shares sold	290,624
Foreign tax reclaim receivable	249,096
Prepaid expenses and other assets	9,229
Total Assets	76,984,039

Liabilities:
Collateral on securities loaned (see Note 2)	2,262,452
Payable for fund shares redeemed	18,035
Payable to Adviser	67,853
Payable for shareholder servicing fees	16,763
Payable for distribution fees	17,587
Accrued expenses and other liabilities	51,139
Total Liabilities	2,433,829

Net Assets	$74,550,210

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$81,379,081
Accumulated losses	(6,828,871)
Net Assets	$74,550,210

Net Asset Value Per Share
Class I Shares:
Net Assets	$54,464,686
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	4,281,770
Net asset value, offering and redemption price per share	$12.72

Class A Shares:*
Net Assets	$13,248,623
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,047,153
Net asset value, and redemption price per share	$12.65
Offering price per share (NAV per share plus maximum sales charge of 5%)	$13.32

Class C Shares:
Net Assets	$6,836,901
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	550,650
Net asset value, offering and redemption price per share	$12.42
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$12.30

#	Includes $8,649,712 of securities out on loan.

*	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2025

Centerstone
Investors
Fund
Investment Income:
Interest income	$635,469
Dividend income	3,461,824
Less: Foreign withholding taxes	(544,148)
Securities lending income, net	46,732
Total Investment Income	3,599,877

Operating Expenses:
Investment advisory fees	1,222,499
Distribution fees - Class A Shares	41,408
Distribution fees - Class C Shares	76,401
Shareholder servicing fees	180,280
Administration fees	72,829
Registration & filing fees	54,750
Chief Compliance Officer fees	23,214
Legal fees	21,250
Trustees’ fees	20,418
Audit fees	20,848
Others expenses	79,946
Total Operating Expenses	1,813,843
Less: Fees waived by the advisor	(204,743)
Net Operating Expenses	1,609,100
Net Investment Income	1,990,777

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	18,432,538
Forward foreign currency contracts	(143,963)
18,288,575
Net change in unrealized appreciation (depreciation) from:
Investments	(16,967,017)
Foreign currency translations	7,117
Forward foreign currency contracts	(193,228)
(17,153,128)

Net Realized and Unrealized Gain	1,135,447

Net Increase in Net Assets Resulting From Operations	$3,126,224

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS
STATEMENT OF CHANGES IN NET ASSETS

	Centerstone Investors Fund
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Operations:
Net investment income	$1,990,777	$2,595,127
Net realized gain (loss) from investments, and forward foreign currency contracts	18,288,575	(9,622,161)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, and forward foreign currency contracts	(17,153,128)	14,201,559

Net Increase in Net Assets Resulting From Operations	3,126,224	7,174,525

Distributions to Shareholders From:
Total Distributions Paid
Class I	(2,274,783)	(2,270,522)
Class A	(316,681)	(226,612)
Class C	(78,437)	(40,473)
Total Distributions to Shareholders	(2,669,901)	(2,537,607)

Fund Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	4,136,703	10,947,708
Class A	2,693,611	1,433,431
Class C	76,678	366,490
Reinvestment of distributions
Class I	2,224,345	2,190,096
Class A	312,945	222,735
Class C	77,812	39,795
Cost of shares redeemed
Class I	(92,520,584)	(38,142,065)
Class A	(7,367,728)	(6,216,921)
Class C	(2,105,672)	(1,494,423)
Net Decrease in Net Assets From
Share Transactions of Beneficial Interest	(92,471,890)	(30,653,154)

Total Decrease in Net Assets	(92,015,567)	(26,016,236)

Net Assets:
Beginning of Year	166,565,777	192,582,013
End of Year	$74,550,210	$166,565,777

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2025		March 31, 2024		March 31, 2023	March 31, 2022		March 31, 2021
Net asset value, beginning of year	$12.60		$12.18		$12.70	$13.07		$8.59
Income from investment operations:
Net investment income *	0.20		0.18		0.17	0.10		0.08
Net realized and unrealized gain (loss)	0.20		0.43		(0.49)	(0.31)		4.48
Total income (loss) from investment operations	0.40		0.61		(0.32)	(0.21)		4.56
Less distributions:
From net investment income	(0.28)		(0.19)		—	(0.16)		(0.08)
From net realized gains	—		—		(0.20)	—		—
Total distributions	(0.28)		(0.19)		(0.20)	(0.16)		(0.08)
Paid in capital from redemption fees	—		—		—	0.00	(1)	0.00	(1)
Net asset value, end of year	$12.72		$12.60		$12.18	$12.70		$13.07
Total return (2)	3.29	% (4)	5.14	% (4)	(2.47)%	(1.58)%		53.22%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$54,465		$140,431		$161,527	$248,482		$237,904
Ratios of expenses to average net assets
Before fee waivers	1.25%		1.21%		1.15%	1.11	% (3)	1.23	% (3)
After fee waivers	1.10%		1.10%		1.10%	1.10	% (3)	1.12	% (3)
Ratios of net investment income to average net assets
Before fee waivers	1.45%		1.41%		1.37%	0.71	% (3)	0.60	% (3)
After fee waivers	1.60%		1.52%		1.41%	0.72	% (3)	0.72	% (3)
Portfolio turnover rate	13.98%		36.42%		44.27%	31.56%		34.65%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

(4)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class A
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2025		March 31, 2024		March 31, 2023	March 31, 2022		March 31, 2021
Net asset value, beginning of year	$12.52		$12.11		$12.65	$13.02		$8.56
Income from investment operations:
Net investment income *	0.14		0.16		0.13	0.06		0.05
Net realized and unrealized gain (loss)	0.24		0.40		(0.47)	(0.30)		4.46
Total income (loss) from investment operations	0.38		0.56		(0.34)	(0.24)		4.51
Less distributions:
From net investment income	(0.25)		(0.15)		—	(0.13)		(0.05)
From net realized gains	—		—		(0.20)	—		—
Total distributions	(0.25)		(0.15)		(0.20)	(0.13)		(0.05)
Paid in capital from redemption fees	—		—		—	0.00	(1)	0.00	(1)
Net asset value, end of year	$12.65		$12.52		$12.11	$12.65		$13.02
Total return (2)	3.08	% (4)	4.75	% (4)	(2.64)%	(1.84)%		52.79%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$13,249		$17,397		$21,500	$24,982		$25,590
Ratios of expenses to average net assets
Before fee waivers	1.51%		1.46%		1.40%	1.36	% (3)	1.48	% (3)
After fee waivers	1.35%		1.35%		1.35%	1.35	% (3)	1.37	% (3)
Ratios of net investment income to average net assets
Before fee waivers	0.95%		1.20%		1.06%	0.46	% (3)	0.34	% (3)
After fee waivers	1.11%		1.31%		1.11%	0.47	% (3)	0.45	% (3)
Portfolio turnover rate	13.98%		36.42%		44.27%	31.56%		34.65%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

(4)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class C
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2025		March 31, 2024		March 31, 2023	March 31, 2022		March 31, 2021
Net asset value, beginning of year	$12.27		$11.86		$12.49	$12.85		$8.47
Income from investment operations:
Net investment income (loss) *	0.05		0.06		0.04	(0.04)		(0.03)
Net realized and unrealized gain (loss)	0.23		0.40		(0.47)	(0.29)		4.41
Total income (loss) from investment operations	0.28		0.46		(0.43)	(0.33)		4.38
Less distributions:
From net investment income	(0.13)		(0.05)		—	(0.03)		—
From net realized gains	—		—		(0.20)	—		—
Total distributions	(0.13)		(0.05)		(0.20)	(0.03)		—
Paid in capital from redemption fees	—		—		—	—		0.00	(1)
Net asset value, end of year	$12.42		$12.27		$11.86	$12.49		$12.85
Total return (2)	2.34	% (4)	3.95	% (4)	(3.40)%	(2.56)%		51.71%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$6,837		$8,737		$9,554	$11,632		$12,256
Ratios of expenses to average net assets
Before fee waivers	2.25%		2.21%		2.15%	2.11	% (3)	2.23	% (3)
After fee waivers	2.10%		2.10%		2.10%	2.10	% (3)	2.12	% (3)
Ratios of net investment income (loss) to average net assets
Before fee waivers	0.22%		0.41%		0.30%	(0.29	)% (3)	(0.40	)% (3)
After fee waivers	0.38%		0.51%		0.35%	(0.28	)% (3)	(0.28	)% (3)
Portfolio turnover rate	13.98%		36.42%		44.27%	31.56%		34.65%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

(4)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

1.	ORGANIZATION

The Centerstone Investors Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, (the “Trust”) a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund reorganized on March 5, 2021 from its predecessor fund to a series of Northern Lights Fund Trust III. The Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. Centerstone Investors, LLC (the “Advisor”) manages the Fund. The Fund’s inception date is May 3, 2016.

All classes of shares of the Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights

a. Investment Valuation – The Fund records its investments at fair value. In determining the Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

Exchange-traded options; futures and options on futures are valued at the settlement price determined by the exchange.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Advisor in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the year ended as of March 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2*	Level 3	Total
Common Stocks	$20,537,223	$30,273,490	$—	$50,810,713
Exchange-Traded Funds	4,464,729	—	—	4,464,729
Collateral for Securities Loaned	2,262,452	—	—	2,262,452
Money Market Funds	11,358,648	—	—	11,358,648
Total Assets	$38,623,052	$30,273,490	$—	$68,896,542

*	Refer to the Schedule of Investments for country classification.

The Fund did not hold any Level 3 securities as of March 31, 2025.

b. Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”) . ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d. Foreign Currency Translations – The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

e. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked -to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s investments in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency contracts outstanding, if any, are listed after the Fund’s Schedule of Investments. As of March 31, 2025, the Fund did not hold any forward foreign currency contracts. For the year ended March 31, 2025, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $18,840,695.

f. Options Transactions - The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index.

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

g. Short Sales - The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund’s custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Fund may also sell a security short “against the box.” Short sales “against the box” are short sales of securities that the Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box

h. Redemptions In-Kind - The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash and the shareholder will bear market risk until the securities are converted to cash.

i. Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations –

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended March 31, 2025:

Derivative Investment Type / Primary Risk Exposure	Location of Gain (Loss) on Derivatives
Currency contracts / Currency Risk	Net realized gain (loss) from: Forward foreign currency contracts

Currency contracts / Currency Risk	Net change in unrealized appreciation (depreciation) from: Forward foreign currency translations

Realized loss on derivatives recognized in the Statement of Operations

Derivative Investment type / Primary Risk Exposure	Currency Contracts
Forward Foreign Currency Contracts /Currency Risk	$(143,963)

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations

Derivative Investment type / Primary Risk	Currency
Exposure	Contracts
Forward Foreign Currency Contracts / Currency Risk	$(193,228)

j. Lending Portfolio Securities - For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting generally of cash, US Government and agency securities, letters of credit or other collateral as deemed appropriate by the Board, in an amount at least equal to the current market value of the loaned securities, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Advisor does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. While there are no limits on the number of borrowers to which the Fund may lend securities, in practice, the Fund may end up lending securities to only one or a small group of borrowers.

Cash collateral may be invested by the Fund in short-term investments including money-market funds. Investment of cash collateral offers the opportunity for the Fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the Fund’s shares in the collateral pool decrease below their initial value.

After predetermined rebates to borrowers, the Fund retains a portion of its respective net securities lending income and pays the custodian the remaining portion.

The following table is a summary of the Fund’s securities loaned and related collateral which are subject to a netting agreement as of March 31, 2025:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
		Gross	Net Amounts
		Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement of	the Statement	Financial	Cash
	Recognized	Assets &	of Assets &	Instruments	Collateral		Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged *	Received		Assets
Description:
Securities Loaned	$8,649,712	$—	$8,649,712	$7,035,730	$1,613,982	*	$—
Total	$8,649,712	$—	$8,649,712	$7,035,730	$1,613,982		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral is not reflected in the Fund’s records as the Fund does not have control of this collateral.

The fair value of the securities loaned for the Fund totaled $8,649,712 at March 31, 2025. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $2,262,452 for the Fund at March 31, 2025. This amount is offset by a liability recorded as “Collateral for securities loaned.” The contractual maturity of securities purchased with the cash collateral is on an overnight and continuous basis. At March 31, 2025, the Fund received non-cash collateral of $7,035,730. The non-cash collateral consists of U.S. treasury notes, Government National Mortgage Association agency bonds, and U.S. treasury inflation indexed bonds, with coupon rates ranging from 0.01% to 4.875% and maturity dates from 04/17/2025 to 07/16/2057 and is held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

			Remaining Contractual Maturity of
			Collateral, As of March 31, 2025

	Overnight and	Less than 30	Between 30	More than 90
	Continuous	days	and 90 days	days	Total

Cash Collateral	$2,262,452	$—	$—	$—	$2,262,452
Non-Cash Collateral	$—	$18,171	$37,550	$6,980,009	$7,035,730
	$2,262,452	$18,171	$37,550	$6,980,009	$9,298,182

k. Foreign Securities Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

l. Federal Income Taxes – It is the Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2022 through 2024, or expected to be taken in the Fund’s March 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as US federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

m. Distributions to Shareholders – It is the Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

n. Class Accounting - Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of the Fund have equal voting privileges with respect to the Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

o. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income.

p. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

q. Expenses - Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

r. Market Risk – The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value. Local, state,

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Advisory Fees – The Advisor serves as the Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Fund, manages all business activities of the Fund. As compensation for its services, the Fund pays the Advisor an annualized rate of 0.90% of the Fund’s respective average daily net assets, accrued daily and paid monthly. For the fiscal year ended March 31, 2025, the Advisor earned advisory fees of $1,222,499 for the Fund.

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund does not exceed 1.35%, 2.10% and 1.10%, of the Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through at least August 1, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board upon sixty (60) days’ written notice to the Advisor. The Advisor is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded.

During the year ended March 31, 2025, the Advisor waived fees totaling $204,743 for the Fund. As more fully described above, waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or paid.

The following amounts are subject to recapture by the Fund until the following dates:

3/31/2026	3/31/2027	3/31/2028
$97,967	$190,668	$204,743

b. Distributor – The Distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% and 1.00% per year of the average daily net assets of the Fund’s Class A and Class C shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. For the year ended March 31, 2025, the Fund incurred distribution fees of $117,809.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the year ended March 31, 2025.

	Underwriting	Amount Retained
Fund	Commissions	by Underwriter
Class A	$1,845	$275
Class C	1,040	201

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

c. Administration, Fund Accounting and Transfer Agency Fees

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments and in-kind transactions, for the year ended March 31, 2025 were as follows:

Purchases	Sale Proceeds		Proceeds of
(excluding U.S.	(excluding U.S.	Purchases of U.S.	U.S.
Government	Government	Government	Government
Securities)	Securities)	Securities	Securities
$16,640,092	$121,101,035	$—	$—

5.	SHARES OF BENEFICIAL INTEREST

At March 31, 2025, the Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for the Fund for the year ended March 31, 2025:

			Net Increase/
	Distributions		(Decrease) in
Issued	Reinvested	Redeemed	Shares
Class I Shares
328,701	182,323	(7,377,928)	(6,866,904)

Class A Shares
217,915	25,757	(585,663)	(341,991)

Class C Shares
6,332	6,511	(174,021)	(161,178)

Following is a summary of shareholder transactions for the Fund for the year ended March 31, 2024:

			Net Increase/
	Distributions		(Decrease) in
Issued	Reinvested	Redeemed	Shares
Class I Shares
910,317	187,187	(3,205,437)	(2,107,933)

Class A Shares
119,586	19,136	(525,112)	(386,390)

Class C Shares
31,223	3,482	(128,750)	(94,045)

NOTES TO FINANCIAL STATEMENTS
March 31, 2025

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,352,183 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$60,352,183	$15,988,464	$(7,443,975)	$8,544,489

The tax character of Fund distributions paid for the years ended March 31, 2025, and March 31, 2024, were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
March 31, 2025	Income	Capital Gains	Capital	Total
	$2,669,901	$—	$—	$2,669,901

For fiscal year ended	Ordinary	Long-Term	Return of
March 31, 2024	Income	Capital Gains	Capital	Total
	$2,537,607	$—	$—	$2,537,607

As of March 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,548,166	$—	$—	$(16,931,398)	$—	$8,554,361	$(6,828,871)

The unrealized appreciation (depreciation) in the table above includes net unrealized foreign currency gain of $9,872 for the Fund.

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

At March 31, 2025, the Fund had capital loss carry-forwards for federal income tax purposes available to offset future capital gains, utilized as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$3,162,074	$13,769,324	$16,931,398	$9,954,476

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a fund creates the presumption of control of the fund, under Section 2(a)(a) of the 1940 Act. As of March 31, 2025, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 45% of the outstanding voting securities of the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Centerstone Investors Fund and
Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Centerstone Investors Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”) .. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as Fund’s auditor since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania

May 30, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

ADDITIONAL INFORMATION (UNAUDITED)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (877) 314-9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with a meeting held on February 26 -27, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, as amended, discussed the renewal of the investment advisory agreement* (the “Advisory Agreement”) between the Centerstone Investors LLC (the “Adviser”) and the Trust, with respect to Centerstone Investors Fund (the “CS Investors”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Fund and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted that Adviser was founded in 2016 and managed approximately $425 million in assets. The Board reviewed the Adviser’s investment personnel, including recent reductions in force, taking into consideration their education and financial experience. The Board considered that the Adviser followed a value investing approach that focused on an investment’s long-term earnings power rather than current earnings. The Board observed that the Adviser used a proprietary valuation model that identified companies that demonstrated financial strength, business model durability and competent management that traded at discount prices to their intrinsic value. The Board acknowledged that the Adviser had a wide-ranging risk management process that identified overall market risks and risk mitigation processes. The Board noted that the Adviser continued to engage a third-party IT provider for cybersecurity management. The Board recognized that the Adviser utilized various pre- and post-trade compliance checklists to monitor compliance with investment limitations and portfolio guidelines. The Board noted that the Adviser used a best execution committee to review the trade execution quality and rated broker-dealers on several different benchmarks. The Board determined that it could expect the Adviser to continue to provide satisfactory service to CS Investors and its respective shareholders.

Performance.

The Board noted that CS Investors earned a 1-star Morningstar rating and underperformed its peer group, Morningstar Category and benchmark over its 1-year, 3-year, 5-year and since inception periods. The Board considered the Adviser’s explanation that CS Investor’s long-term underperformance was attributable to being under invested during a bull market, underweight in communication and technology-related sectors, minimal exposure to the U.S. markets relative to its benchmark, and focusing on a small and micro-cap instead of large-cap. The Board recognized that the Adviser’s commitment to value investing, consistent with the Fund’s stated investment strategy. The Board concluded that the Adviser should continue managing the strategy over a full market cycle.

Fees and Expenses.

The Board observed that both the CS Investor’s advisory fees and net expense ratios were higher than the average and median of their peer groups and Morningstar categories, but well below the highest fee of either Morningstar categories. The Board acknowledged that the Adviser currently had an expense limitation in place of 1.10% (excluding 12b-1 fees) for the CS Investors Fund. The Board discussed the Adviser’s explanation that active management of the portfolios required ongoing research and decision making by the portfolio manager. The Board concluded that the advisory fee was not unreasonable.

ADDITIONAL INFORMATION (UNAUDITED)
March 31, 2025

Economies of Scale. The Board considered whether the Adviser had achieved economies of scale with respect to the management of the CS Investors Fund. They noted that the Adviser would continue to monitor the growth in assets of the Fund and whether it reached a level where breakpoints should be considered. After further discussion, the Board concluded that neither CS Investor Fund had attained an asset level at which material economies had been achieved by the Adviser.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of the Fund. The Board concluded that the Adviser’s profitability, before distribution costs, was not excessive with respect to CS Investors.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of CS Investors.

SUPPLEMENTAL INFORMATION (UNAUDITED)
March 31, 2025

Foreign Tax Credit (Unaudited)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended March 31, 2025, and March 31, 2024, were as follows:

For Fiscal Year ended
3/31/2025	Foreign Taxes Paid	Foreign Source Income
	$0.11	$0.25

For Fiscal Year ended
3/31/2024	Foreign Taxes Paid	Foreign Source Income
	$0.01	$0.13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Brian Curley
Principal Executive Officer
Date: 6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian Curley
Principal Executive Officer
Date: 6/5/2025

By /s/ Richard Gleason
Principal Financial Officer
Date: 6/5/2025